Significant Related Party Transactions (Details) - Schedule of Related Parties - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Transactions with affiliated companies
Consulting and management fee revenue	$ 814,087	$ 2,854,869	$ 2,092,575
Kellplant Proprietary Ltd [Member]
Transactions with affiliated companies
Consulting and management fee revenue	129,680	1,510,830	1,466,825
Kelltechnology SA Proprietary Ltd [Member]
Transactions with affiliated companies
Consulting and management fee revenue	$ 684,407	$ 1,344,039	$ 625,750